FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts of outstanding derivative positions
Our interest rate swap contracts as of June 30, 2024, of which none are designated as hedging instruments, are summarized as follows:

(in thousands of $)	Notional principal	Weighted average maturity date	Weighted average fixed interest rate	Floating rate: Reference Rate
Receiving floating, pay fixed	841,000	January 2027	2.45%	SOFR
Receiving floating, pay fixed	110,000	August 2025	1.00%	SOFR + CAS (1)
Receiving fixed, pay floating	281,000	October 2027	4.43%	SOFR
(1) In 2023, the reference rate for these interest rate swap agreements transitioned from the London Interbank Offered Rate, or LIBOR, to SOFR plus a credit adjustment spread of 0.26% based on the LIBOR fallback protocol.
Derivative instruments, gain (loss)
The Company's gain on derivatives per the consolidated statement of operations for the six months ended June 30, 2024 and 2023 was comprised of the following:

(figures in thousands of $)	Six months ended
	June 30,
	2024	2023
Change in fair value of derivative instruments	(2,616)	3,032
Realized gain/(loss) on derivative instruments	13,397	11,232
Gain on derivatives	10,781	14,264
Movements in the six months ended June 30, 2024 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2023	48,829	—	48,829
Change in fair value of derivative instruments	(2,172)	(444)	(2,616)
Proceeds from termination of derivative instruments	(10,355)	—	(10,355)
At June 30, 2024	36,302	(444)	35,858

Schedule of derivative instruments
Movements in the six months ended June 30, 2024 for the derivative instrument assets and liabilities is summarized as follows:

(in thousands of $)	Derivative Instrument Asset	Derivative Instrument Liability	Total
At December 31, 2023	48,829	—	48,829
Change in fair value of derivative instruments	(2,172)	(444)	(2,616)
Proceeds from termination of derivative instruments	(10,355)	—	(10,355)
At June 30, 2024	36,302	(444)	35,858